     As filed with the Securities and Exchange Commission on April 18, 2002

                                               Securities Act File No. 333-83071
                                             Investment Company Act No. 811-9477


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act of 1933         [X]

                          Pre-Effective Amendment No.__                      [ ]

                         Post-Effective Amendment No. 4                      [X]

                                     and/or

         Registration Statement Under The Investment Company Act of 1940     [X]

                                        Amendment No. 5                      [X]

                        PILGRIM VARIABLE INSURANCE TRUST
                  (To be Renamed ING Variable Insurance Trust)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 366-0066

            Kimberly A. Anderson                         With Copies To:
            ING Investments, LLC                     Jeffrey S. Puretz, Esq.
        7337 E. Doubletree Ranch Road                        Dechert
          Scottsdale, Arizona 85258                   1775 Eye Street, N.W.
                                                      Washington, D.C. 20006
   (Name and Address of Agent for Service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

       PROSPECTUS


[WORLD PHOTO]
       May 1, 2002

       ING VP WORLDWIDE
       GROWTH PORTFOLIO

       (formerly Pilgrim VIT

       Global Brand Names Fund)




       This Prospectus contains
       important information about
       investing in the ING
       Portfolio. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the FDIC, the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Portfolio
       will achieve its objective. As
       with all variable portfolios,
       the Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                         [ING FUNDS LOGO]

                                            (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS





This prospectus describes the Portfolio's objective, investment strategy and risks.


[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO
         HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST





WHAT YOU PAY TO INVEST. Information about the Portfolio's management fees and expenses the Portfolio pays.


You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.



    INTRODUCTION TO THE ING VP WORLDWIDE
      GROWTH PORTFOLIO                                  1
    PORTFOLIO AT A GLANCE                               2

    WORLDWIDE GROWTH PORTFOLIO                          4





    WHAT YOU PAY TO INVEST                             6
    MANAGEMENT OF THE PORTFOLIO                        7
    INFORMATION FOR INVESTORS                          8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                11
    MORE INFORMATION ABOUT RISKS                      12
    FINANCIAL HIGHLIGHTS                              15
    WHERE TO GO FOR MORE INFORMATION          Back Cover



The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).



Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIO ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                           INTRODUCTION TO THE ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All variable portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Portfolio. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]

 If you have any questions about the ING Worldwide Growth Portfolio, please call your financial consultant or us at 1-800-992-0180.




 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 WORLDWIDE GROWTH PORTFOLIO

  A non-diversified portfolio of equity securities of issuers in at least three countries, one of which may be the U.S.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are looking for exposure to worldwide markets
  - are willing to accept higher risk in exchange for long-term growth.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                   Introduction to the ING VP Worldwide Growth Portfolio       1

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the objective, main investments and risks of the ING Worldwide Growth Portfolio. It is designed to help you understand the main risks associated with the Portfolio, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Portfolio's investment objective, strategies and risks, which begins on page 4.



                  PORTFOLIO                            INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------

                  VP Worldwide Growth Portfolio        Long-term capital appreciation
                  Adviser: ING Investments, LLC

                                                           PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of issuers believed to have             Price volatility and other risks that accompany an
growth potential and located in at least three            investment in equity securities. Particularly sensitive to
countries, one of which may be the U.S.                   price swings because the Portfolio is classified as "non-
                                                          diversified" -- it may hold securities from a fewer number of issuers than a diversified portfolio. Sensitive to
                                                          currency exchange rates, international political and
                                                          economic conditions, and other risks that affect foreign
                                                          securities.

                                                                         ADVISER
ING VP WORLDWIDE GROWTH PORTFOLIO                           ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

INTERNATIONAL COMPONENT. The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.


U.S. COMPONENT. The Portfolio normally invests in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of March 31, 2002, this meant market capitalizations in the range of $8.2 billion to $372 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.



The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach. The portfolio manager will sell the security if it no longer meets the selection requirements. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.



From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.



The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles such as a value-oriented style. The Portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth-oriented stocks in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

LACK OF DIVERSIFICATION -- The Portfolio is classified as a non-diversified investment company, which means that, compared with other portfolios, the Portfolio may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

INABILITY TO SELL SECURITIES -- Securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.



A more detailed discussion of the Risks is available in the "More About Risk" section.


 4      ING VP Worldwide Growth Portfolio

                                               ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS
PERFORMED
                 The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.

                           [TOTAL RETURNS BAR GRAPH]


                                                                                                                      2001
                                 -------------------------------------------------------------------------------------------
                                                                                                                      -18.50


(1) The Portfolio commenced operations on April 28, 2000, as the Pilgrim VIT Global Brand Names Fund with the investment strategy of primarily investing in companies with well-recognized franchises which have a global presence and derived most of their revenue from consumer goods. As a general matter, the Portfolio expected these investments to be in common stocks of large companies whose market capitalizations were generally in excess of $10 billion. Effective May 9, 2001, the Portfolio changed its name to the Pilgrim VIT Worldwide Growth Fund and changed its investment strategy to invest primarily in equity securities of issuers of any size located in at least three countries, one of which may be the U.S.

(2)ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001. Prior to that time the Portfolio was advised by a sub-adviser.



(3) This figure is for the year ended December 31, 2001. It does not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy or plan, and would be lower if it did.



            Best and worst quarterly performance during this period:


                           4th quarter 2001:  11.15%


                           3rd quarter 2001: -17.92%



     The Portfolio's year-to-date total return as of March 31, 2002 was -3.34%


                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index).



                                                                               5 YEARS        10 YEARS
                                                                              (OR LIFE        (OR LIFE
                                                                   1 YEAR   OF PORTFOLIO)   OF PORTFOLIO)
 Worldwide Growth Portfolio(1)                                  %  -18.50      -17.75            N/A
 MSCI World Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -15.91      -15.93(3)         N/A


(1) Portfolio commenced operations on April 28, 2000.

(2) The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in the U.S., Europe, Canada, Australia, New Zealand and the Far East.


(3) Index return is for the period beginning 5/1/00.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                       ING VP Worldwide Growth Portfolio       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows operating expenses paid each year by the Portfolio. The table does not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. You will find details about these expenses and charges in the accompanying prospectus or documents.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1)


                                                                                                      FEES
                                                                                                     WAIVED/
                                                                                   PORTFOLIO       REIMBURSED
                                   MANAGEMENT      DISTRIBUTION       OTHER        OPERATING      BY INVESTMENT
                                      FEES           FEES(2)         EXPENSES      EXPENSES        MANAGER(3)        NET EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
VP Worldwide Growth Portfolio....     1.00             0.25            1.72          2.97             -1.74              1.23


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. The Portfolio's costs and expenses are based on the Portfolio's actual operating expenses for the Portfolio's most recent fiscal period.


(2) Pursuant to a Plan of Distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act, the Portfolio pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Portfolio's shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. For additional information, please see the SAI.



(3) ING Investments, LLC has entered into an expense limitation contract with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses through December 31, 2002. The expense limit for the Portfolio is shown as "Net Expenses." Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses."


[PENNY GRAPHIC]


EXAMPLES


This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. The example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



PORTFOLIO                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------                                                     ------      -------      -------      --------
VP Worldwide Growth Portfolio...............................   $125        $754        $1,409        $3,166


 6      What You Pay to Invest

ADVISER                                              MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the Adviser to the Portfolio. ING has overall responsibility for management of the Portfolio. ING provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of March 31, 2002, ING managed over $36.2 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee paid by the Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:


PORTFOLIO                                           MANAGEMENT FEE
 VP Worldwide Growth                                     1.00


The following individuals share responsibility of the day-to-day management of the Portfolio:


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of the domestic equity portion of the Portfolio's assets since May 5, 2001. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.



Jeffrey Bernstein, Senior Vice President of ING, has served as Portfolio Manager of the domestic equity portion of the Portfolio's assets since May 5, 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a Portfolio Manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the international portion of the Portfolio's assets since May 5, 2001. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (which was acquired by ING Pilgrim's parent company in July 2000).

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the international portion of the Portfolio's assets since May 5, 2001. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                             Management of the Portfolio       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment medium for variable annuity contracts (Contracts) and variable life contracts (Policies) issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract, life insurance policy or qualified pension and retirement plan.

The insurance company that issued your Contract or Policy or your plan administrator is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your variable contract prospectus or plan documents for additional information about how this works.


The Distributor also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this prospectus. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other funds.



The ING Variable Insurance Trust (Trust) currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both Contracts and Policies. However, it is possible that the interests of owners of Contracts and Policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (Board) intends to monitor events to identify any material conflicts between Contract owners and Policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.



The Trust may discontinue offering shares of the Portfolio at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).


The Portfolio and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio and its investors.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Fund. NAV per share for the Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (Exchange) (usually 4:00 p.m. Eastern time). The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments in foreign securities may change on days when you will not be able to reallocate between investment options under your Contract or plan.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable.


The Portfolio values portfolio securities for which market quotations are readily available at market value. The Portfolio values short-term investments maturing within 60 days or less at amortized cost, which approximate market value. The Portfolio values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the open of the Exchange, events occur that materially affect the value of the security, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Portfolio's net asset value will be subject to the judgment of the Board or its designee instead of being determined by the market. Because the Portfolio may invest in securities that are primarily listed on foreign exchanges, the value of the Portfolios' shares may change on days when the separate account or plan will not be able to purchase or redeem shares. The Portfolio determines the NAV of its shares as of the close of the Exchange on each day the Exchange is open for business.



The Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the Federal securities laws.



When a participating insurance company or plan is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company or plan is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.



DISTRIBUTION FEES



To pay for the cost of promoting the Portfolio and servicing your account, the Portfolio has adopted a Rule 12b-1 Plan which requires fees to be paid out of assets of the Portfolio. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.



 8      Information For Investor

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

PRIVACY POLICY


The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.







      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                                Information For Investor       9

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. The Portfolio generally declares and pays dividends, if any, annually. The Portfolio generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the Portfolio.

TAXES. The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Portfolio. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.


The Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts distributed.



In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



Since the sole shareholders of the Portfolio will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.


 10      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques used by the Portfolio, see the Statement of Additional Information (SAI).


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Manager can decide whether to use them or not. The Adviser may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.



TEMPORARY DEFENSIVE STRATEGIES. When the Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Portfolio's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in the Adviser's opinion are more conservative than the types of securities in which the Portfolio typically invests. To the extent the Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.


INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.

The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Portfolio against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

CORPORATE AND MUNICIPAL DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


INITIAL PUBLIC OFFERINGS. A portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.


U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.


RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some





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                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

ASSET-BACKED SECURITIES. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


DOLLAR ROLL TRANSACTIONS. The Portfolio may enter into dollar roll transactions wherein the Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING. The Portfolio may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for the Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase the Portfolio's yield; however, such transactions may result in a shareholder's loss of principal.


 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

INVESTMENTS IN SMALL-SIZE AND MID-SIZE CAPITALIZATION COMPANIES. The Portfolio may invest in small and mid-size capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

NON-DIVERSIFIED INVESTMENT COMPANIES. The Portfolio is classified as non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. Unless otherwise stated, the investment objective and policies are non-fundamental and may be amended without shareholder approval.


PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.


PORTFOLIO TURNOVER. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.






      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                           More Information About Risks       13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. A report of the Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.


 14      Financial Highlights

FINANCIAL HIGHLIGHTS                           ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------


For the year ended 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For the period ending December 31, 2000, the financial information was audited by other auditors.


Selected data for a share of beneficial interest outstanding throughout each period.


                                                                        YEAR ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                     2001     2000(1)(2)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       8.81       10.00
 Income from Investment operations:
 Net investment loss                                           $      -0.01        0.00(6)
 Net realized and unrealized loss on investments and foreign
 currencies                                                    $      -1.62       -1.16
 Total from investment operations                              $      -1.63       -1.16
 Less distributions from:
 Net realized gains on investments                             $         --        0.02
 In excess of net realized gains on investments                $         --        0.01
 Total distributions                                           $         --        0.03
 Net asset value, end of the period                            $       7.18        8.81
 TOTAL RETURN(3):                                              %     -18.50      -11.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $     23,983      10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %       1.23        1.23
 Gross expenses prior to expense reimbursement(4)              %       2.97        2.97
 Net investment loss after expense reimbursement(4)(5)         %      -0.15       -0.11
 Portfolio turnover rate                                       %        252          11


--------------------------------------------------------------------------------


(1) Portfolio commenced operations on April 28, 2000. Effective May 9, 2001, the Portfolio changed its name to Worldwide Growth Portfolio and changed its investment strategy.



(2)ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001. Prior to that time the Portfolio was advised by a sub-adviser.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value, and does not include deductions at the separate account or contract or plan level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy or plan. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



(5) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.



(6) Per share amount is less than $0.005.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                      ING VP Worldwide Growth Portfolio       15

[ING FUNDS LOGO]                     VIT050102-050102

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent accountants' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING
Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

INVESTMENT MANAGER
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
DST Systems, Inc.

816 Wyandotte

Kansas City, MO 64105

INDEPENDENT AUDITORS
KPMG LLP

99 High Street


Boston, MA 02110


LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006-2401


1-800-992-0180




Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Portfolio's SEC file number. The file numbers are as follows:


ING Variable Insurance Trust              811-9477
  ING VP Worldwide Growth Portfolio

ING VARIABLE INSURANCE TRUST PROSPECTUS

May 1, 2002



                                STOCK PORTFOLIO
                       ING VP Global Technology Portfolio

                                 BOND PORTFOLIO
                          ING VP High Yield Portfolio

This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                                       [LOGO]

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIOS AT A GLANCE                                                        1
STOCK PORTFOLIO                                                               2
BOND PORTFOLIO                                                                4
FEES AND EXPENSES                                                             6
MANAGEMENT OF THE PORTFOLIOS                                                  7
INFORMATION FOR INVESTORS                                                     8
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           10
MORE INFORMATION ABOUT RISKS                                                 11

                             PORTFOLIOS AT A GLANCE


ING VP GLOBAL TECHNOLOGY PORTFOLIO

Investment Objective                Long-term capital appreciation.

Main Investments                    A diversified portfolio of equity securities
                                    of information technology companies located throughout the world, including the United
                                    States.

Main Risks                          You could lose money. Other risks include
                                    price volatility and risks, as discussed herein, related to investments in equity securities. The Portfolio also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations). Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING VP HIGH YIELD PORTFOLIO

Investment Objective                A high level of current income and total
                                    return.

Main Investments                    A diversified portfolio of high yield (high
                                    risk) debt securities that are unrated or rated below investment grade, as discussed herein.

Main Risks                          You could lose money. Other risks include
                                    price volatility and risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield, lower rated securities may be less liquid than the markets for higher-rated securities, which may have an adverse effect on the market value of certain securities.

                                   STOCK PORTFOLIO

ING VP GLOBAL TECHNOLOGY PORTFOLIO

Investment Objective. The Portfolio seeks to provide investors with long-term capital appreciation.

      Principal Investment Strategies. Under normal market conditions, the Portfolio will operate as a diversified portfolio and invest at least 80% of its assets in a portfolio of equity securities of information technology companies. The Portfolio defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid-sized, and small companies.

      ING believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Investment Manager's overall stock selection for the Portfolio will be based on an assessment of the company's fundamental prospects. The Investment Manager anticipates, however, that a portion of the Portfolio's holdings will be invested in newly issued securities being sold in the primary or secondary market.

      The Investment Manager combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Portfolio, the Investment Manager first identifies themes that address industry and technological changes. Using intensive fundamental research, the Investment Manager then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.


      The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33-1/3% of its total assets.


      A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information (SAI) under the "Investment Policies and Risks" section.

      Principal Risks. You could lose money on an investment in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio may be affected by the following risks, among others:

      - Price Volatility. The value of the Portfolio will decrease if the value of the Portfolio's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

      - Mid-Sized Companies. Investments in mid-sized companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

      - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.


      - Market Trends. From time to time, the stock market may not favor the securities in which the Portfolio invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.


      - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


      - Industry Concentration. As a result of the Portfolio concentrating its assets in securities related to a particular industry, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


      - Information Technology Risk. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.


      - Securities Lending. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


      PERFORMANCE SUMMARY. Performance information is only shown for those Portfolios which have had a full calendar year of operations. Since the ING VP Global Technology Portfolio has not yet commenced operations, there is no performance information included in this Prospectus.

                                 BOND PORTFOLIO

ING VP HIGH YIELD PORTFOLIO


      Investment Objective. The Portfolio seeks to provide investors with a high level of current income and total return.



      Principal Investment Strategies. Under normal market conditions, the Portfolio will operate as a diversified portfolio and invest at least 80% of its assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization.


      The Portfolio defines high yield bonds to include bank loans, payment-in-kind securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Portfolio, the Investment Manager does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Investment Manager will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Investment Manager does not have restrictions on the rating level of the securities in the portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Portfolio or the maturity of any single investment.

      Maturities may vary widely depending on the Investment Manager's assessment of interest rate trends and other economic or market factors.

      Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Investment Manager believes are appropriate in light of the Portfolio's investment objectives; and debt securities of foreign issuers. The Portfolio may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolio may also use options and futures contracts involving securities, securities indices and interest rates.


      The Portfolio will not purchase any common stocks if, after such purchase, more than 20% of the value of its assets would be invested in common stocks. The Portfolio will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which case the common stocks may not pay dividends.


      In choosing investments for the Portfolio, the Investment Manager combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      Principal Risks. You could lose money on an investment in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio may be affected by the following risks, among others:

      - Price Volatility. The value of the Portfolio will decrease if the value of the Portfolio's underlying investments decrease.

      - Risks of Fixed Income Investments. Fixed income securities held by the Portfolio are subject to a number of risks, including, but not limited to:

            Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

            Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

            Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

            Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

            Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Portfolio to reinvest in lower yielding securities.

            Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

      - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

      - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

      - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

      PERFORMANCE SUMMARY. Performance information is only shown for those Portfolios which have had a full calendar year of operations. Since the ING VP High Yield Portfolio has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES


      The following table describes the fees and expenses that you may pay if you hold shares of a Portfolio. The table does not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. You will find details about these expenses and charges in the accompanying prospectus or documents.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1)

                                                                                             PORTFOLIO
                                            MANAGEMENT   DISTRIBUTION       OTHER            OPERATING
                                               FEES         FEES(2)        EXPENSES          EXPENSES
ING VP Global Technology Portfolio             1.25%         0.25%
ING VP High Yield Portfolio                    0.65%         0.25%

----------

(1) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. Each Portfolio's costs and expenses are based upon estimates of the Portfolio's operating expenses for the Portfolio's first fiscal year.

(2) Pursuant to a Plan of Distribution adopted by each Portfolio under Rule 12b-1 under the 1940 Act, each Portfolio pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of the Portfolio's average daily net assets. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Portfolio. For additional information, please see the Statement of Additional Information.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Each Example assumes:

         -   you invest $10,000 in the Portfolio for the time period indicated;

         -   your investment has a 5% return each year;

         -   the Portfolio's operating expenses remain the same; and

         -   you redeem all your shares at the end of the time period indicated.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 PORTFOLIO                                       1 YEAR  3 YEARS
                 ---------                                       ------  -------
                 ING VP Global Technology Portfolio              $       $
                                                                 ======  =======
                 ING VP High Yield Portfolio                     $       $
                                                                 ======  =======

                          MANAGEMENT OF THE PORTFOLIOS


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING has overall responsibility for management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.






As of March 31, 2002, ING managed over $36.2 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Portfolios.


The following table shows the aggregate annual advisory fee for the Portfolios as a percentage of the Portfolio's average daily net assets. Because the Portfolios were not offered in 2001, the Advisory fee for the Portfolio's reflect the current contract rate.

  PORTFOLIO                             ADVISORY FEE
  ---------                             ------------
  ING VP Global Technology Portfolio       1.25%
  ING VP High Yield Portfolio              0.65%

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each portfolio:


     Mary Lisanti is Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Investments. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.


     Jeffrey Bernstein is Senior Vice President of ING Investments. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a Portfolio Manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


     Richard T. Saler is Senior Vice President and Director of International Equity Investment Strategy of ING Investments. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (which was acquired by ING Pilgrim's parent company in July 2000).


     Philip A. Schwartz is Senior Vice President and Director of International Equity Investment Strategy of ING Investments. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

                           INFORMATION FOR INVESTORS

ABOUT YOUR INVESTMENT

     Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment medium for variable annuity contracts (Contracts) and variable life contracts (Policies) issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context.

     You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract, life insurance policy or qualified pension and retirement plan.

     The insurance company that issued your Contract or Policy or your plan administrator is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your variable contract prospectus or plan documents for additional information about how this works.


     The Distributor also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other funds.



     The ING Variable Insurance Trust (Trust) currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both Contracts and Policies. However, it is possible that the interests of owners of Contracts and Policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (Board) intends to monitor events to identify any material conflicts between Contract owners and Policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.



     The Trust may discontinue offering shares of the Portfolio at any time. If a Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).


     The Portfolio and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio and its investors.

HOW SHARES ARE PRICED


     The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value
(NAV) per share of the Portfolio. NAV per share for the Portfolio is calculated each business day as the close of regular trading on the New York Stock Exchange (Exchange) (usually 4:00 p.m. Eastern time). The NAV per share for each of the Portfolios is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments in foreign securities may change on days when you will not be able to reallocate between investment options under your Contract or plan.


     In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable.


     The Portfolio values portfolio securities for which market quotations are readily available at market value. The Portfolio values short-term investments maturing within 60 days or less at amortized cost, which approximate market value. The Portfolio values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the open of the Exchange, events occur that materially affect the value of the security, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Portfolio's net asset value will be subject to the judgment of the Board or its designee instead of being determined by the market. Because the Portfolio may invest in securities that are primarily listed on foreign exchanges, the value of the Portfolios' shares may change on days when the separate account or plan will not be able to purchase or redeem shares. The Portfolio determines NAV of its shares as of the close of the Exchange on each day the Exchange is open for business.



     The Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the Federal securities laws.

     When a participating insurance company or plan is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company or plan is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.


DISTRIBUTION FEES

     To pay for the cost of promoting the Portfolios and servicing your account, the Portfolios have adopted a Rule 12b-1 Plan which requires fees to be paid out of assets of each Portfolio. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


PRIVACY POLICY


     The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

        Dividends and Distributions. ING VP Global Technology Portfolio will declare and pay dividends, if any, annually. The ING VP High Yield Portfolio will declare dividends daily and pay dividends monthly. Each Portfolio generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the Portfolio that has made the payment or distribution.

      Taxes. The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Portfolios. Holders of Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.



     Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

     In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.


                         MORE INFORMATION ABOUT RISKS

      A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain types of securities in which the Portfolios may invest and certain investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques used by the Portfolios, see the SAI. Unless indicated otherwise, the following descriptions apply to both Portfolios.

     Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager can decide whether to use them or not. The Investment Manager may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

      Temporary Defensive Strategies. When the Investment Manager to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Portfolio's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in the Investment Manager's opinion are more conservative than the types of securities in which the Portfolio typically invests. To the extent a Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

      Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of Portfolios or other assets of the Portfolios, including the withholding of dividends.

      Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Portfolio against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

      Emerging Market Investments (ING VP High Yield Portfolio only). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

      High Yield Securities (ING VP High Yield Portfolio only). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

      Corporate and Municipal Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

      Initial Public Offerings. A significant portion of a Portfolio's return may be attributable to its investment in initial public offerings. When a Portfolio's asset base is small, the impact of such investments on a Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

      U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

      Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

      Other Investment Companies. Each Portfolio may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

      Restricted and Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Investment Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


      Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

      Asset-Backed Securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.


      Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Investment Manager might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


      Dollar Roll Transactions. The Portfolios may enter into dollar roll transactions wherein the Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Portfolio assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the price at which a Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

      Repurchase Agreements. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

      Lending Portfolio Securities. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

      Borrowing. Each Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

      Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Portfolio's yield; however, such transactions may result in a shareholder's loss of principal.

      Short Sales (ING VP High Yield Portfolio only). A "short sale" is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

      Investments in Small and Mid-Size Capitalization Companies. The Portfolios may invest in small and mid-size capitalization companies. Investments in mid-size and small-size capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

      Concentration (ING VP Global Technology Portfolio). ING VP Global Technology Portfolio "concentrates" (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

      Fundamental and Non-Fundamental Policies. Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

      Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.


      Portfolio Turnover. Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

                        OBTAINING ADDITIONAL INFORMATION


INVESTMENT MANAGER

  ING Investments, LLC
  7337 East Doubletree Ranch Road
  Scottsdale, AZ 85258


DISTRIBUTOR

  ING Funds Distributor, Inc.
  7337 East Doubletree Ranch Road
  Scottsdale, AZ 85258


CUSTODIAN

  (High Yield Portfolio)
  State Street Bank and Trust Company
  801 Pennsylvania Street
  Kansas City, MO 64105

  (Global Technology Portfolio)
  Brown Brothers Harriman & Co.
  40 Water Street
  Boston, MA 02109


TRANSFER AGENT


  DST Systems, Inc.
  816 Wyandotte
  Kansas City, MO 64105



INDEPENDENT AUDITORS


  KPMG LLP
  99 High Street
  Boston, MA 02110



LEGAL COUNSEL

  Dechert
  1775 Eye Street, NW
  Washington, DC 20006-2401


Additional information about the Portfolios is included in the SAI dated May 1, 2002, as amended or supplemented from time to time, which is incorporated by reference in its entirety. Additional information about the Portfolios' investments will be available in the Portfolios' annual and semiannual reports to shareholders. In the Portfolios' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Portfolios, or to make inquiries about the Portfolios, please call ING Variable Annuities' Customer Service Desk at 1-800-366-0066.

You can copy and review information about each Portfolio (including the SAI) at the U.S. Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about each Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the U.S. Securities and Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

      Investment Company Act File No. 811-9477

                      STATEMENT OF ADDITIONAL INFORMATION


                          ING Variable Insurance Trust
                  (formerly, Pilgrim Variable Insurance Trust)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258


                 General and Account Information: 1-800-992-0180

                                   May 1, 2002


            --------------------------------------------------------



                    ING INVESTMENTS, LLC, Investment Manager
                 ("ING Investments" or the "Investment Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                 ("ING Funds Distributor" or the "Distributor")

               STOCK PORTFOLIOS

ING VP Worldwide Growth Portfolio (formerly, Pilgrim VIT Global Brand Names
Fund)
ING VP Global Technology Portfolio (formerly, Pilgrim VIT Global Information Technology Fund)

               BOND PORTFOLIOS

ING VP High Yield Portfolio (formerly, Pilgrim VIT High Yield Bond Fund)


        This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Portfolios, dated May 1, 2002, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Portfolios at the address and telephone number printed above.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ORGANIZATION OF THE REGISTRANT................................................1


INVESTMENT POLICIES AND RISKS.................................................1


ADDITIONAL RISK CONSIDERATIONS...............................................20


INVESTMENT RESTRICTIONS......................................................24


MANAGEMENT OF THE PORTFOLIOS.................................................25

    Trustees.................................................................25
    Standing Committees of the Trust.........................................39
    Compensation of Trustees.................................................39
    Trustee Ownership of Securities..........................................44
    Independent Trustee Ownership of Securities..............................44
    Control Persons and Principal Shareholders...............................45
    Investment Manager.......................................................45
    Sub-Advisers.............................................................46
    Expense Limitation Agreement.............................................47
    Distribution of Portfolio Shares.........................................48
    Transfer Agent...........................................................48
    Distribution Plan........................................................48

DETERMINATION OF NET ASSET VALUE.............................................50


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................51


PORTFOLIO TRANSACTIONS.......................................................52

    Portfolio Turnover.......................................................54

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................54

    Dividends and Distributions..............................................54
    Tax Matters..............................................................54

OTHER INFORMATION............................................................56

    Capitalization...........................................................56
    Code of Ethics...........................................................56
    Voting Rights............................................................56
    Custodian/Recordkeeping..................................................57
    Yield and Performance Information........................................57
    Other Performance Comparisons............................................58
    Legal Counsel............................................................59
    Independent Auditors.....................................................59
    Registration Statement...................................................59
    Financial Statements.....................................................59

APPENDIX.....................................................................60

                         ORGANIZATION OF THE REGISTRANT


        ING Variable Insurance Trust (the "Trust") is registered as an open end, management investment company. The Trust is a Delaware business trust established under a Trust Instrument dated July 15, 1999 and currently consists of three separately managed portfolios (collectively, the "Portfolios" and each, a "Portfolio"), which are ING VP Worldwide Growth Portfolio ("Worldwide Growth Portfolio"), ING VP Global Technology Portfolio ("Global Technology Portfolio"), ING VP High Yield Portfolio ("High Yield Portfolio").

        Worldwide Growth Portfolio was formerly Pilgrim VIT Global Brand Names Fund. On May 9, 2001, in connection with a change of investment strategy, the Portfolio changed its name from "Pilgrim VIT Global Brand Names Fund" to Pilgrim VIT Worldwide Growth Fund.

        On May 1, 2002, "Pilgrim VIT Global Information Technology Fund" changed its name to "ING VP Global Technology Portfolio", "Pilgrim VIT Worldwide Growth Fund" changed its name to "ING VP Worldwide Growth Portfolio", and "Pilgrim VIT High Yield Bond Fund" changed its name to "ING VP High Yield Portfolio."


                          INVESTMENT POLICIES AND RISKS


        The Prospectus discusses the investment objectives of the Portfolios and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize, and certain risks attendant to such investments, policies and strategies. The following descriptions apply to the Portfolios as indicated.

        COMMON STOCK (All Portfolios). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

        PREFERRED STOCK (All Portfolios). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

        U.S. TREASURY OBLIGATIONS (All Portfolios). Each Portfolio may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

        U.S. GOVERNMENT SECURITIES (All Portfolios). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or the instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

        STRIPS AND ZERO COUPON SECURITIES (All Portfolios). Each Portfolio may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Portfolios will not actively trade in STRIPS.

        The Portfolios may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

        WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS (All Portfolios). The Portfolios may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. A forward commitment transaction is an agreement by a Portfolio to purchase or sell securities at a specified future date. When a Portfolio engages in these transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. While the Portfolios normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Investment Manager considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Portfolios and may contribute to volatility of a Portfolio's net asset value.

        WARRANTS (All Portfolios). The Portfolios may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

        COMMERCIAL PAPER (All Portfolios). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. See "Variable Rate Demand Obligations and Floating Rate Instruments."

        DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Portfolios). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Portfolios will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the "1940 Act").

        Each Portfolio limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Portfolio limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Investment Manager, are of an investment quality comparable to obligations of United States banks which may be purchased by the Portfolios.

        Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Portfolios.


        Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

        Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.


        CORPORATE DEBT SECURITIES (All Portfolios). Portfolio investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Portfolio.

        The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, each Portfolio's Investment Manager will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent the ratings given by a nationally recognized statistical rating organization (NRSRO) may change as a result of changes in such organizations or their rating systems, the Investment Manager will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

        It is possible that unregistered securities purchased by a Portfolio in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

        MORTGAGE-RELATED SECURITIES (All Portfolios). To the extent permitted by the Portfolios' policies, the Portfolios may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Portfolio's shares. Consistent with the Portfolios' respective investment objective and policies, mortgages backing the securities which may be purchased by the Portfolios include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

        During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Portfolios reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Portfolio's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

        GNMA CERTIFICATES (All Portfolios). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Portfolios may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.


        FNMA CERTIFICATES (All Portfolios). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.


        Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

        Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.


        FHLMC SECURITIES (All Portfolios). The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.


        The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

        GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.


        FHLMC CERTIFICATES (All Portfolios). FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.


        FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

        FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

        The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.


        NON-AGENCY MORTGAGE-BACKED SECURITIES (All Portfolios). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Portfolios' investment objective, policies and quality standards, the Portfolios may invest in these mortgage-backed securities issued by non-agency private issuers.

        ADJUSTABLE RATE MORTGAGE SECURITIES (All Portfolios). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.


        The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.


        There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

        COLLATERALIZED MORTGAGE OBLIGATIONS (All Portfolios). Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission (SEC), and the Portfolios may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Portfolios in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Portfolio's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

        REAL ESTATE SECURITIES (All Portfolios). The Portfolios may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of a Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolios will not invest directly in real estate, the Portfolios may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

        REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

        Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


        Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

        OPEN-END AND CLOSED-END INVESTMENT COMPANIES (All Portfolios). Each Portfolio may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Portfolio making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

        ASSET-BACKED SECURITIES (All Portfolios). The Portfolios are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Portfolios' investment objectives, policies and quality standards, the Portfolios may invest in these and other types of asset-backed securities which may be developed in the future.


        Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.


        FOREIGN SECURITIES (All Portfolios). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

        Since the Portfolios may invest in securities denominated in currencies other than the U.S. dollar, and since those Portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Portfolio from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

        The Portfolios may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

        The Portfolios also are authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, a Portfolio assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.

        EMERGING COUNTRY AND EMERGING SECURITIES MARKETS (High Yield Portfolio). Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange. Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Portfolio may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for United States securities.


        Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.


        DEPOSITORY RECEIPTS (All Portfolios). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

        The Portfolios may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.


        In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.


        Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Portfolio's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Portfolios may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

        CONVERTIBLE SECURITIES (All Portfolios). Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Portfolios' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.


        Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

        Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


        VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS (All Portfolios). The Portfolios may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Portfolio will be determined by the Investment Manager to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Portfolios. In making such determinations, the Investment Manager will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Portfolio. The absence of such an active secondary market could make it difficult for a Portfolio to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

        GUARANTEED INVESTMENT CONTRACTS (All Portfolios). The Portfolios may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolios may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

        PRIVATE FUNDS (All Portfolios). The Portfolios may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Portfolio's ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.

        OPTIONS ON SECURITIES (All Portfolios). Each Portfolio may purchase put and call options. In addition, each Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, as long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Portfolios may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in a security upon which call options are available. By purchasing a call option, a Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.


        During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

        If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.


        OVER-THE-COUNTER OPTIONS (All Portfolios). As indicated in the prospectus, each Portfolio may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

        A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

        The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Portfolios will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Portfolio's limitation on investments in securities that are not readily marketable.

        OPTIONS ON INDICES (All Portfolios). Each Portfolio also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Portfolio owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

        When a Portfolio writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

        Each Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the fund would lose the premium paid therefore.

        FOREIGN CURRENCY OPTIONS (All Portfolios). Each Portfolio may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

        A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


        DOLLAR ROLL TRANSACTIONS (All Portfolios). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Portfolios may enter into "dollar rolls" in which the Portfolios sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolios give up the right to receive principal and interest paid on the securities sold. However, the Portfolios would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolios compared with what such performance would have been without the use of dollar rolls. The Portfolios will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Investment Manager's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Portfolios while remaining substantially fully invested increases the amount of a Portfolio's assets that are subject to market risk to an amount that is greater than the Portfolio's net asset value, which could result in increased volatility of the price of the Portfolio's shares.

        SWAP AGREEMENTS (All Portfolios). To manage its exposure to different types of investments, the Portfolios may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

        Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Investment Manager monitors the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

        FOREIGN CURRENCY FUTURES TRANSACTIONS (All Portfolios). As part of its financial futures transactions, each Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

        Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


        FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (All Portfolios). A Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

        INTEREST RATE FUTURES CONTRACTS (All Portfolios). The Portfolios may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

        Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Portfolio holds long-term U.S. Government securities and the Investment Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Portfolio's portfolio securities declined, the value of a Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Investment Manager expects long-term interest rates to decline, a Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Portfolios may be unable to control losses by closing its position where a liquid secondary market does not exist.

        SHORT SALES (High Yield Portfolio). The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account with the Portfolios' custodian, consisting of liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than 25% of a Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

        In a short sale "against-the-box," the Portfolio enters into a short sale of a security which the Portfolio owns or has the right to obtain at no added cost. Not more than 25% of the Portfolio's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

        LENDING OF PORTFOLIO SECURITIES. (All Portfolios). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Manager. No lending may be made with any companies affiliated with the Investment Manager. Loans of portfolio securities earn income for the Portfolios and are collateralized by cash or U.S. government securities. The Portfolios might experience a loss if the financial institution defaults on the loan.

        The borrower at all times during the loan must maintain with the lending Portfolio cash or cash equivalent collateral or provide to that Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Portfolio must terminate the loan and vote the securities. Alternatively, the lending Portfolio may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any interest or distributions paid on such securities. Each Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Portfolio or the borrower at any time. Each lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

        REPURCHASE AGREEMENTS. (All Portfolios). Each Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

        BORROWING (All Portfolios). A Portfolio may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Portfolio's net assets.

        REVERSE REPURCHASE AGREEMENTS (All Portfolios). A Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. A Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

        LOWER-RATED SECURITIES (High Yield Portfolio). Lower-rated securities are lower-rated bonds commonly referred to as "junk bonds" or "high-yield/high-risk securities." These securities are rated below Baa by Moody's or below BBB by S&P. As described in the Prospectus, certain of the Portfolios may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

        Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Portfolios' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

        Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Portfolio's net asset value.

        Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

        Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

        ILLIQUID SECURITIES (All Portfolios). Each Portfolio has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


        In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


        Each Portfolio may also invest in restricted securities issued under
Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Portfolio's investment restriction on illiquid securities.

        Pursuant to procedures adopted by the Board of Trustees, the Portfolios may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Portfolios' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.


        The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Portfolios to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

        Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Investment Manager will monitor the liquidity of restricted securities in a Portfolio's portfolio. In reaching liquidity decisions, the Investment Manager will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Manager; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Manager; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Investment Manager deems relevant.

        Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Portfolio illiquidity.


                         ADDITIONAL RISK CONSIDERATIONS


        The following pages discuss the Additional Risk Considerations associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. The following descriptions apply to all Portfolios unless otherwise indicated.

        GENERAL. The price per share of each of the Portfolios will fluctuate with changes in value of the investments held by the Portfolio. For example, the value of a Portfolio's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Portfolio should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Portfolio. There is, of course, no assurance that a Portfolio will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Investment Manager monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Portfolio (i.e., all funds except the Worldwide Growth Portfolio) is managed within certain limitations that restrict the amount of the Portfolio's investment in any single issuer.

        EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of the Portfolio to fluctuate.


        Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


        REAL ESTATE SECURITIES. While the Portfolios will not invest in real estate directly, the Portfolios may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.


        In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.


        FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Portfolios' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

        FIXED INCOME SECURITIES. The market value of a Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Portfolio's securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.

        Securities held by a Portfolio that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Portfolio's shares.

        OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Portfolio may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Portfolio will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Portfolio has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Portfolio's income) but, as long as its obligation as a writer continues, such Portfolio will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Portfolio has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Portfolio has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

        The Portfolios' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Investment Manager to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Portfolios' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Portfolios from achieving the intended hedge or may expose the Portfolios to risk of loss. In addition, if the Portfolios purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Portfolios might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Portfolios' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Portfolios' portfolio securities. The Portfolios believe that the Investment Manager possesses the skills necessary for the successful utilization of such transactions.

        The Portfolios are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Portfolio's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Portfolios will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Portfolios will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

        TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Portfolios may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Portfolios may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Portfolio through the investment technique is used to make additional portfolio investments. The Portfolios use these investment techniques only when the Investment Manager believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.

        Leverage exists when a Portfolio achieves the right to a return on a capital base that exceeds the investment the Portfolio has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

        The risks of leverage include a higher volatility of the net asset value of a Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Portfolio were not leveraged. In an extreme case, if a Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

        NON-DIVERSIFIED INVESTMENT COMPANIES (Worldwide Growth Portfolio). The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

        CONCENTRATION (Global Technology Portfolio). The Portfolio "concentrates" (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least

25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

        PORTFOLIO TURNOVER. Each Portfolio will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Portfolio may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Portfolio considers it advantageous to purchase or sell securities. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Portfolio and its shareholders.


                             INVESTMENT RESTRICTIONS


        The Portfolios have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Portfolio's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

        Each Portfolio, except as indicated, may not:

                1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Portfolio's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

                2) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

                3) Make loans, except loans of portfolio securities and except that a Portfolio may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;


                4) Invest in companies for the purpose of exercising control or management;


                5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.


                6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;


                7) Purchase securities on margin, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services; and (d) the Global Technology Portfolio will concentrate its investments as described in the Prospectus.


                9) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).


        The Global Technology Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of information technology companies. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

        The High Yield Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in high yield (high risk) bonds. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

        In addition, all Portfolios except for Worldwide Growth Portfolio, are diversified funds. As such, each will not, with respect to 75% of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

        Each Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Investment Manager. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Portfolios must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Investment Manager.

        If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

                          MANAGEMENT OF THE PORTFOLIOS

TRUSTEES

        The business and affairs of the Portfolios are managed under the direction of the Board of Trustees ("Board"). The address of each, unless otherwise indicated, is 7337 East Doubletree Ranch

Road, Scottsdale, AZ 85258. Trustees deemed to be "interested persons" of the Portfolios for purposes of the 1940 Act are indicated by an asterisk.

        Set forth on the following page is information regarding the Trustees of the Trust.

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                 Trustee      10-29-99 to  Retired. Mr. Doherty was formerly         106    Mr. Doherty is a Trustee
7337 E. Doubletree Ranch Rd.                 Present      President and Partner, Doherty,                  of the GCG Trust
Scottsdale, Arizona 85258                                 Wallace, Pillsbury and Murphy, P.C.,             (February 2002 to
Age:  67                                                  Attorneys (1996 to 2001); Director               present).
                                                          of Tambrands, Inc. (1993 to 1998);
                                                          and Trustee of each of the funds
                                                          managed by Northstar Investment
                                                          Management Corporation (1993 to
                                                          1999).

J. MICHAEL EARLEY               Trustee      2-22-02 to   President and Chief Executive             106    Mr. Earley is a Trustee
7337 E. Doubletree Ranch Rd.                 Present      Officer of Bankers Trust Company,                of the GCG Trust (1997
Scottsdale, Arizona 85258                                 N.A. (1992 to present).                          to present).
Age:  56

R. BARBARA GITENSTEIN           Trustee      2-22-02 to   President of the College of New           106    Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                 Present      Jersey (1999 to present); Executive              Trustee of the GCG Trust
Scottsdale, Arizona 85258                                 Vice President and Provost at Drake              (1997 to present).
Age:  53                                                  University (1992 to 1998).





----------

(1)   Trustees serve until their successors are duly elected and qualified.

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
                                Trustee      10-29-99 to  Retired. Mr. May was formerly             106    Mr. May is a Trustee the
WALTER H. MAY                                Present      Managing Director and Director of                GCG Trust (February 2002
7337 E. Doubletree Ranch Rd.                              Marketing for Piper Jaffray, Inc.,               to present) and the Best
Scottsdale, Arizona 85258                                 an investment banking/underwriting               Prep Charity (1991 to
Age:  65                                                  firm. Mr. May was formerly a Trustee             present).
                                                          of each of the funds managed by
                                                          Northstar Investment Management
                                                          Corporation (1996 to 1999).

JOCK PATTON                     Trustee      8-28-95 to   Private Investor. Mr. Patton was          106    Mr. Patton is a Trustee
7337 E. Doubletree Ranch Rd.                 Present      formerly a Director and Chief                    of the GCG Trust
Scottsdale, Arizona 85258                                 Executive Officer of Rainbow                     (February 2002 to
Age:  56                                                  Multimedia Group, Inc. (January 1999             present). He is also
                                                          to December 2001); Director of                   Director of Hypercom,
                                                          Stuart Entertainment, Inc.; Director             Inc. and JDA Software
                                                          of Artisoft, Inc. (1994 to 1998);                Group, Inc. (January
                                                          President and co-owner of StockVal,              1999 to present);
                                                          Inc. (November 1992 to June 1997)                National Airlines, Inc.;
                                                          and a Partner and Director of the                and BG Associates, Inc.
                                                          law firm of Streich, Lang P.A. (1972
                                                          to 1993).

DAVID W.C. PUTNAM               Trustee      10-29-99 to  President and Director of F.L.            106    Mr. Putnam is a Trustee
7337 E. Doubletree Ranch Rd.                 Present      Putnam Securities Company, Inc. and              of the GCG Trust
Scottsdale, Arizona 85258                                 its affiliates. Mr. Putnam is also               (February 2002 to
Age:  62                                                  President, Secretary and Trustee of              present). He is also a
                                                          The Principled Equity Market Fund.               Director of F.L. Putnam
                                                          Mr. Putnam was formerly a                        Securities Company, Inc.
                                                          Director/Trustee of Trust Realty                 (June 1978 to present);
                                                          Corp., Anchor Investment Trust, Bow              F.L. Putnam Investment
                                                          Ridge Mining Co., and each of the                Management Company
                                                          funds managed by Northstar                       (December 2001 to
                                                          Investment Management Corporation                present); Asian American
                                                          (1994 to 1999).                                  Bank and Trust Company
                                                                                                           (June 1992 to present);
                                                                                                           and Notre Dame Health
                                                                                                           Care Center (1991 to
                                                                                                           present). He is also a
                                                                                                           Trustee of The
                                                                                                           Principled Equity Market
                                                                                                           Fund (November 1996 to
                                                                                                           present); Progressive
                                                                                                           Capital Accumulation
                                                                                                           Trust (August 1998 to
                                                                                                           present); Anchor
                                                                                                           International Bond Trust
                                                                                                           (December 2000 to
                                                                                                           present); F.L. Putnam
                                                                                                           Foundation (December
                                                                                                           2000 to present); Mercy
                                                                                                           Endowment Foundation

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
                                                                                                           (1995 to present); and
                                                                                                           an Honorary Trustee of
                                                                                                           Mercy Hospital (1973 to
                                                                                                           present).

BLAINE E. RIEKE                 Trustee      2-26-01 to   General Partner of Huntington             106    Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                 Present      Partners, an investment partnership              Director/Trustee of the
Scottsdale, Arizona 85258                                 (1997 to present). Mr. Rieke was                 GCG Trust (February 2002
Age:  68                                                  formerly Chairman and Chief                      to present) and the
                                                          Executive Officer of Firstar Trust               Morgan Chase Trust Co.
                                                          Company (1973 to 1996). Mr. Rieke                (January 1998 to
                                                          was formerly the Chairman of the                 present).
                                                          Board and a Trustee of each of the
                                                          funds managed by ING Investment
                                                          Management Co. LLC (1998 to 2001).

ROGER B. VINCENT                Trustee      2-22-02 to   President of Springwell Corporation,      106    Mr. Vincent is a Trustee
7337 E. Doubletree Ranch Rd.                 Present      a corporate advisory firm (1989 to               of the GCG Trust (1994
Scottsdale, Arizona 85258                                 present). Mr. Vincent was formerly a             to present). Mr. Vincent
Age: 56                                                   Director of Tatham Offshore, Inc.                also is a Director of
                                                          (1996 to 2000) and Petrolane, Inc.               AmeriGas Propane, Inc.
                                                          (1993 to 1995).                                  (1998 to present).

RICHARD A. WEDEMEYER            Trustee      2-26-01 to   Vice President - Finance and              106    Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                 Present      Administration - of the Channel                  Trustee of the GCG Trust
Scottsdale, Arizona 85258                                 Corporation, an importer of                      (February 2002 to
Age:  65                                                  specialty alloy aluminum products                present) and Touchstone
                                                          (1996 to present). Mr. Wedemeyer was             Consulting Group (1997
                                                          formerly Vice President - Finance                to present).
                                                          and Administration - of Performance
                                                          Advantage, Inc., a provider of
                                                          training and consultation services
                                                          (1992 to 1996) and Vice President,
                                                          Operations and Administration, of
                                                          Jim Henson Productions (1979 to
                                                          1997). Mr. Wedemeyer was formerly a
                                                          Trustee of First Choice Funds (1997
                                                          to 2001). Mr. Wedemeyer was also a
                                                          Trustee of each of the funds managed
                                                          by ING Investment Management Co. LLC
                                                          (1998 to 2001).

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
TRUSTEES WHO ARE
"INTERESTED PERSONS"

R. GLENN HILLIARD(2)            Trustee      2-26-02 to   Chairman and CEO of ING Americas and      106    Mr. Hilliard is a
ING Americas                                 Present      a member of its Americas Executive               Trustee of the GCG Trust
5780 Powers Ferry Road,                                   Committee (1999 to present). Mr.                 (February 2002 to
NW Atlanta, GA 30327                                      Hilliard was formerly Chairman and               present). Mr. Hilliard
Age:  59                                                  CEO of ING North America,                        also serves as a member
                                                          encompassing the U.S., Mexico and                of the Board of
                                                          Canada regions (1994 to 1999).                   Directors of the Clemson
                                                                                                           University Foundation,
                                                                                                           the Board of Councilors
                                                                                                           for the Carter Center, a
                                                                                                           Trustee of the Woodruff
                                                                                                           Arts Center and sits on
                                                                                                           the Board of Directors
                                                                                                           for the High Museum of
                                                                                                           Art.

THOMAS J. MCINERNEY(3)          Trustee      2-26-01 to   Chief Executive Officer, ING U.S.         156    Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                 Present      Financial Services (September 2001               Director/Trustee of the
Scottsdale, Arizona 85258                                 to present) and a member of ING                  GCG Trust (February 2002
Age:  45                                                  Americas' Executive Committee (2001              to present); Aeltus
                                                          to present). Mr. McInerney is also               Investment Management,
                                                          President, Chief Executive Officer               Inc. (1997 to present);
                                                          and Director of Northern Life                    each of the Aetna Funds
                                                          Insurance Company (2001 to present);             (April 2002 to present);
                                                          and President and Director of Aetna              Ameribest Life Insurance
                                                          Life Insurance and Annuity Company               Co. (2001 to present);
                                                          (1997 to present), Aetna Retirement              Equitable Life Insurance
                                                          Holdings, Inc. (1997 to present),                Co. (2001 to present);
                                                          Aetna Investment Adviser Holding                 First Columbine Life
                                                          Company (2000 to present), and Aetna             Insurance Co. (2001 to
                                                          Retail Holding Company (2000 to                  present); Golden
                                                          present). Mr. McInerney was formerly             American Life Insurance
                                                          General Manager and Chief Executive              Co. (2001 to present);
                                                          Officer of ING Worksite Division                 Life Insurance Company
                                                          (December 2000 to October 2001);                 of Georgia (2001 to
                                                          President of Aetna Financial                     present); Midwestern
                                                          Services (August 1997 to                         United





----------

(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
                                                          December 2000), Head of National                  United Life Insurance
                                                          Accounts and Core Sales and                       Co. (2001 to present);
                                                          Marketing for Aetna U.S. Healthcare               ReliaStar Life Insurance
                                                          (April 1996 to March 1997), Head of               Co. (2001 to present);
                                                          Corporate Strategies for Aetna Inc.               Security Life of Denver
                                                          (July 1995 to April 1996), and has                (2001 to present);
                                                          held a variety of line and corporate              Security Connecticut
                                                          staff positions since 1978.                       Life Insurance Co. (2001
                                                                                                            to present); Southland
                                                                                                            Life Insurance Co. (2001
                                                                                                            to present); USG Annuity
                                                                                                            and Life Company (2001
                                                                                                            to present); and United
                                                                                                            Life and Annuity
                                                                                                            Insurance Co. Inc (2001
                                                                                                            to present). Mr.
                                                                                                            McInerney is a member of
                                                                                                            the Board of the
                                                                                                            National Commission on
                                                                                                            Retirement Policy, the
                                                                                                            Governor's Council on
                                                                                                            Economic Competitiveness
                                                                                                            and Technology of
                                                                                                            Connecticut, the Board
                                                                                                            of Directors of the
                                                                                                            Connecticut Business and
                                                                                                            Industry Association,
                                                                                                            the Board of Trustees of
                                                                                                            the Bushnell, the Board
                                                                                                            for the Connecticut
                                                                                                            Forum, and the Board of
                                                                                                            the Metro Hartford
                                                                                                            Chamber of Commerce, and
                                                                                                            is Chairman of Concerned
                                                                                                            Citizens for Effective
                                                                                                            Government.

                                                                                                NUMBER OF
                                              TERM OF                                           PORTFOLIOS
                                             OFFICE AND                                          IN FUND
                              POSITION(S)      LENGTH                                            COMPLEX
                               HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST      SERVED(1)           THE PAST 5 YEARS              BY TRUSTEE     HELD BY TRUSTEE
---------------------         -----------    ----------      ------------------------------     ----------   -------------------
JOHN G. TURNER(4)               Chairman and 10-29-99 to  President, Turner Investment Company      106    Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.    Trustee      Present      (since January 2002). Mr. Turner was             member of the Board of
Scottsdale, Arizona 85258                                 formerly Vice Chairman of ING                    the GCG Trust. Mr.
Age:  62                                                  Americas (2000 to 2001); Chairman                Turner also serves as
                                                          and Chief Executive Officer of                   Director of the Hormel
                                                          ReliaStar Financial Corp. and                    Foods Corporation (May
                                                          ReliaStar Life Insurance Company                 2000 to present); Shopko
                                                          (1993 to 2000); Chairman of                      Stores, Inc. (August
                                                          ReliaStar United Services Life                   1999 to present); and
                                                          Insurance Company (1995 to 1998);                M.A. Mortenson Co. (2002
                                                          Chairman of ReliaStar Life Insurance             to present).
                                                          Company of New York (1995 to 2001);
                                                          Chairman of Northern Life Insurance
                                                          Company (1992 to 2000); Chairman and
                                                          Director/Trustee of the Northstar
                                                          affiliated investment companies
                                                          (1993 to 2001) and Director,
                                                          Northstar Investment Management
                                                          Corporation and its affiliates (1993
                                                          to 1999).




----------


(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

        Information about the Trust's officers are set forth in the table below:



                                                                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                                             AND LENGTH OF TIME               DURING THE LAST
NAME, ADDRESS AND AGE                  POSITIONS HELD WITH THE TRUST           SERVED (1)(2)(3)               FIVE YEARS (4)
---------------------                  -----------------------------         --------------------        -----------------------
JAMES M. HENNESSY                 President, Chief Executive Officer and    March 2002 to Present        President and Chief
7337 E. Doubletree Ranch Rd.      Chief Operating Officer                   (for the ING Funds)          Executive Officer of ING
Scottsdale, Arizona 85258                                                                                Capital Corporation,
Age:  52                          President, Chief Executive Officer and                                 LLC, ING Funds Services,
                                  Chief Operating Officer                   February 2001 to March 2002  LLC, ING Advisors, Inc.,
                                                                            (for the Pilgrim Funds)      ING Investments, LLC,
                                  Chief Operating Officer                                                Lexington Funds
                                                                                                         Distributor, Inc.,
                                                                            July 2000 to February 2001   Express America T.C.
                                                                            (for the Pilgrim Funds)      Inc. and EAMC
                                                                                                         Liquidation Corp. (since
                                                                                                         December 2001);
                                                                                                         Executive Vice President
                                                                                                         and Chief Operating
                                                                                                         Officer of ING
                                                                                                         Quantitative Management,
                                                                                                         Inc. (since October
                                                                                                         2001) and ING Funds
                                                                                                         Distributor, Inc. (since
                                                                                                         June 2000). Formerly,
                                                                                                         Senior Executive Vice
                                                                                                         President (June 2000 to
                                                                                                         December 2000) and
                                                                                                         Secretary (April 1995 to
                                                                                                         December 2000) of ING
                                                                                                         Capital Corporation,
                                                                                                         LLC, ING Funds Services,
                                                                                                         LLC, ING Investments,
                                                                                                         LLC, ING Advisors, Inc.,
                                                                                                         Express America T.C.
                                                                                                         Inc., and EAMC
                                                                                                         Liquidation Corp.; and
                                                                                                         Executive Vice
                                                                                                         President, ING Capital
                                                                                                         Corporation, LLC and its
                                                                                                         affiliates (May 1998 to
                                                                                                         June 2000) and Senior
                                                                                                         Vice President, ING
                                                                                                         Capital Corporation, LLC
                                                                                                         and its affiliates
                                                                                                         (April 1995 to April
                                                                                                         1998).

STANLEY D. VYNER                  Executive Vice President                  March 2002 to Present        Executive Vice President
7337 E. Doubletree Ranch Rd.                                                (for the ING Funds)          of ING Advisors, Inc.
Scottsdale, Arizona 85258                                                                                and ING Investments, LLC
Age:  51                          Executive Vice President                  July 1996 to March 2002      (since July 2000) and
                                                                            (for the international       Chief Investment Officer
                                                                            portfolios of the            of the International
                                                                            Pilgrim Funds)               Portfolios, ING
                                                                                                         Investments, LLC (since
                                                                                                         July 1996). Formerly,
                                                                                                         President and Chief
                                                                                                         Executive Officer of ING
                                                                                                         Investments, LLC (August
                                                                                                         1996 to August 2000).

                                                                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                                             AND LENGTH OF TIME               DURING THE LAST
NAME, ADDRESS AND AGE                  POSITIONS HELD WITH THE TRUST           SERVED (1)(2)(3)               FIVE YEARS (4)
---------------------                  -----------------------------         --------------------        -----------------------

MARY LISANTI                      Executive Vice President                  March 2002 to Present        Executive Vice President
7337 E. Doubletree Ranch Rd.      Senior Portfolio Manager of (VP           (for the ING Funds)          of ING Investments, LLC
Scottsdale, Arizona 85258         Worldwide Growth Portfolio)                                            and ING Advisors, Inc.
Age:  45                                                                                                 (since November 1999)
                                  Executive Vice President                  May 1998 to March 2002       and of ING Quantitative
                                                                            (for the domestic equity     Management, Inc. (since
                                                                            portfolios of the            July 2000); Chief
                                                                            Pilgrim Funds)               Investment Officer of
                                                                                                         the Domestic Equity
                                                                                                         Portfolios, ING
                                                                                                         Investments, LLC (since
                                                                                                         1999). Formerly,
                                                                                                         Executive Vice President
                                                                                                         and Chief Investment
                                                                                                         Officer for the Domestic
                                                                                                         Equity Portfolios of
                                                                                                         Northstar Investment
                                                                                                         Management Corporation,
                                                                                                         whose name changed to
                                                                                                         Pilgrim Advisors, Inc.
                                                                                                         and subsequently became
                                                                                                         part of ING Investments,
                                                                                                         LLC (May 1998 to October
                                                                                                         1999); Portfolio Manager
                                                                                                         with Strong Capital
                                                                                                         Management (May 1996 to
                                                                                                         1998); a Managing
                                                                                                         Director and Head of
                                                                                                         Small- and
                                                                                                         Mid-Capitalization
                                                                                                         Equity Strategies at
                                                                                                         Bankers Trust Corp.
                                                                                                         (1993 to 1996).

MICHAEL J. ROLAND                 Executive Vice President, Assistant       March 2002 to Present        Executive Vice
7337 E. Doubletree Ranch Rd.      Secretary and Principal Financial         (for the ING Funds)          President, Chief
Scottsdale, Arizona 85258         Officer                                                                Financial Officer and
Age:  43                                                                                                 Treasurer of ING Funds
                                  Senior Vice President and Principal       June 1998 to March 2002      Services, LLC, ING Funds
                                  Financial Officer                         (for the Pilgrim Funds)      Distributor, Inc., ING
                                                                                                         Advisors, Inc., ING
                                                                                                         Investments, LLC, ING
                                                                                                         Quantitative Management,
                                                                                                         Inc., Lexington Funds
                                                                                                         Distributor, Inc.,
                                                                                                         Express America T.C.
                                                                                                         Inc. and EAMC
                                                                                                         Liquidation Corp. (since
                                                                                                         December 2001).
                                                                                                         Formerly, Senior Vice
                                                                                                         President, ING Funds
                                                                                                         Services, LLC, ING
                                                                                                         Investments, LLC, and
                                                                                                         ING Funds Distributor,
                                                                                                         Inc. (June 1998 to
                                                                                                         December 2001) and Chief
                                                                                                         Financial Officer of
                                                                                                         Endeavor Group
                                                                                                        (April 1997 to June 1998).

                                                                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                                             AND LENGTH OF TIME               DURING THE LAST
NAME, ADDRESS AND AGE                  POSITIONS HELD WITH THE TRUST           SERVED (1)(2)(3)               FIVE YEARS (4)
---------------------                  -----------------------------         --------------------        -----------------------
RALPH G. NORTON III               Senior Vice President                     March 2002 to Present        Senior Vice President of
7337 E. Doubletree Ranch Rd.                                                (for the ING Funds)          ING Investment Advisors,
Scottsdale, Arizona 85258                                                                                Inc. and ING
Age: 42                           Senior Vice President                     August 2001 to March 2002    Investments, LLC (since
                                                                            (for the fixed income        October 2001) and Chief
                                                                            portfolios of the            Investment Officer of
                                                                            Pilgrim Funds)               the Fixed Income
                                                                                                         Portfolios, ING
                                                                                                         Investments, LLC (since
                                                                                                         October 2001). Formerly,
                                                                                                         Senior Market
                                                                                                         Strategist, Aeltus
                                                                                                         Investment Management,
                                                                                                         Inc. (January 2001 to
                                                                                                         August 2001) and Chief
                                                                                                         Investment Officer, ING
                                                                                                         Investments, LLC (1990
                                                                                                         to January 2001).

ROBERT S. NAKA                    Senior Vice President and Assistant       March 2002 to Present        Senior Vice President
7337 E. Doubletree Ranch Rd.      Secretary                                 (for the ING Funds)          and Assistant Secretary
Scottsdale, Arizona 85258                                                                                of ING Funds Services,
Age:  38                          Senior Vice President and Assistant       November 1999 to March 2002  LLC, ING Funds
                                  Secretary                                 (for the Pilgrim Funds)      Distributor, Inc., ING
                                                                                                         Advisors, Inc., ING
                                  Assistant Secretary                       July 1994 to November 1999   Investments, LLC, ING
                                                                            (for the Pilgrim Funds)      Quantitative Management,
                                                                                                         Inc. (since October
                                                                                                         2001) and Lexington
                                                                                                         Funds Distributor, Inc.
                                                                                                         (since December 2001).
                                                                                                         Formerly, Vice
                                                                                                         President, ING
                                                                                                         Investments, LLC (April
                                                                                                         1997 to (for the Pilgrim
                                                                                                         Funds) October 1999),
                                                                                                         ING Funds Services, LLC
                                                                                                         (February 1997 to August
                                                                                                         1999) and Assistant Vice
                                                                                                         President, ING Funds
                                                                                                         Services, LLC (August
                                                                                                         1995 to February 1997).

ROBYN L. ICHILOV                  Vice President and Treasurer              March 2002 to Present        Vice President of ING
7337 E. Doubletree Ranch Rd.                                                (for the ING Funds)          Funds Services, LLC
Scottsdale, Arizona 85258         Vice President and Treasurer                                           (since October 2001) and
Age:  34                                                                    May 1998 to March 2002       ING Investments, LLC
                                  Vice President                            (for the Pilgrim Funds)      (since August 1997);
                                                                                                         Accounting Manager, ING
                                                                            November 1997 to May 1998    Investments, LLC (since
                                                                            (for the Pilgrim Funds)      November 1995).

KIMBERLY A. ANDERSON              Vice President and Secretary              March 2002 to Present        Vice President for ING
7337 E. Doubletree Ranch Rd.                                                (for the ING Funds)          Quantitative Management,
Scottsdale, Arizona 85258                                                                                Inc. (since October
Age:  37                                                                    February 2001 to March 2002  2001); Vice President
                                                                            (for the Pilgrim Funds)      and Assistant Secretary
                                                                                                         of ING Funds Services,
                                                                                                         LLC, ING Funds
                                                                                                         Distributor, Inc., ING
                                                                                                         Advisors, Inc., ING
                                                                                                         Investments, LLC (since
                                                                                                         October 2001) and
                                                                                                         Lexington Funds
                                                                                                         Distributor, Inc. (since
                                                                                                         December 2001).
                                                                                                         Formerly, Assistant Vice
                                                                                                         President of ING Funds
                                                                                                         Services, LLC (November
                                                                                                         1999 to January 2001)
                                                                                                         and has held various
                                                                                                         other positions with ING
                                                                                                         Funds Services, LLC for
                                                                                                         more than the last five
                                                                                                         years.

                                                                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                                             AND LENGTH OF TIME               DURING THE LAST
NAME, ADDRESS AND AGE                  POSITIONS HELD WITH THE TRUST           SERVED (1)(2)(3)               FIVE YEARS (4)
---------------------                  -----------------------------         --------------------        -----------------------
LOURDES R. BERNAL                 Vice President                            March 2002 to Present        Vice President of ING
7337 E. Doubletree Ranch Rd.                                                (for certain ING Funds)      Investments, LLC (since
Scottsdale, Arizona 85258                                                                                January 2002). Prior to
Age:  32                                                                    February 2002 to present     joining ING Investments,
                                                                            (for the Pilgrim Funds)      LLC in 2002, Ms. Bernal
                                                                                                         was a Senior Manager in
                                                                                                         the Investment
                                                                                                         Management Practice,
                                                                                                         PricewaterhouseCoopers
                                                                                                         LLP (July 2000 to
                                                                                                         December 2001); Manager,
                                                                                                         PricewaterhouseCoopers
                                                                                                         LLP (July 1998 to July
                                                                                                         2000); Manager, Coopers
                                                                                                         & Lybrand LLP (July 1996
                                                                                                         to June 1998); Senior
                                                                                                         Associate, Coopers &
                                                                                                         Lybrand LLP (July 1992
                                                                                                         to June 1996); and
                                                                                                         Associate, Coopers &
                                                                                                         Lybrand LLP (August 1990
                                                                                                         to June 1992).

TODD MODIC                        Assistant Vice President                  March 2002 to Present        Director of Financial
7337 E. Doubletree Ranch Rd.                                                (for certain ING Funds)      Reporting of ING
Scottsdale, Arizona 85258                                                                                Investments, LLC (since
Age:  34                                                                    August 2001 to March 2002    March 2001). Formerly,
                                                                            (for the Pilgrim Funds)      Director of Financial
                                                                                                         Reporting, Axient
                                                                                                         Communications, Inc.
                                                                                                         (May 2000 to January
                                                                                                         2001) and Director of
                                                                                                         Finance, Rural/Metro
                                                                                                         Corporation (March 1995
                                                                                                         to May 2000).

MARIA M. ANDERSON                 Assistant Vice President                  March 2002 to Present        Assistant Vice President
7337 E. Doubletree Ranch Rd.                                                (for certain ING Funds)      of ING Funds Services,
Scottsdale, Arizona 85258                                                                                LLC (since October
Age: 43                                                                     August 2001 to March 2002    2001). Formerly, Manager
                                                                            (for the Pilgrim Funds)      of Fund Accounting and
                                                                                                         Fund Compliance, ING
                                                                                                         Investments, LLC
                                                                                                         (September 1999 to
                                                                                                         November 2001); Section
                                                                                                         Manager of Fund
                                                                                                         Accounting, Stein Roe
                                                                                                         Mutual Funds (July 1998
                                                                                                         to August 1999); and
                                                                                                         Financial Reporting
                                                                                                         Analyst, Stein Roe
                                                                                                         Mutual Funds (August
                                                                                                         1997 to July 1998).

JEFFREY BERNSTEIN                Senior Vice President and Portfolio       March 2002 -- Present        Senior Vice President
7337 E. Doubletree Ranch Rd.     Manager                                   (for certain ING Funds)      (since October 1999) of
Scottsdale, Arizona 85258        (VP Worldwide Growth Portfolio)                                        ING Investments LLC and
Age:  35                                                                   May 2001 -- March 2002       Senior Portfolio Manager
                                                                           (for certain Pilgrim Funds)  (since October 2001) for
                                                                                                        ING Advisors, Inc. and
                                                                                                        ING Investments, LLC
                                                                                                        (since October 2001).
                                                                                                        Formerly, Portfolio
                                                                                                        Manager, Northstar
                                                                                                        Investment Management
                                                                                                        Corporation, whose name
                                                                                                        changed to Pilgrim
                                                                                                        Advisors, Inc. and
                                                                                                        subsequently became part
                                                                                                        of ING Investments, LLC
                                                                                                        (May 1998 -- October
                                                                                                        1999); Portfolio
                                                                                                        Manager, Strong Capital
                                                                                                        Management (1996 -- May
                                                                                                        1998); and Portfolio
                                                                                                        Manager, Berkeley
                                                                                                        Capital (1996 -- 1997).

                                                                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                                             AND LENGTH OF TIME               DURING THE LAST
NAME, ADDRESS AND AGE                  POSITIONS HELD WITH THE TRUST           SERVED (1)(2)(3)               FIVE YEARS (4)
---------------------                  -----------------------------         --------------------        -----------------------
RICHARD T. SALER                 Senior Vice President and Senior          March 2002 -- Present        Senior Vice President
7337 E. Doubletree Ranch Rd.     Portfolio Manger                          (for certain ING Funds)      and Director of
Scottsdale, Arizona 85258        (VP Worldwide Growth Portfolio)                                        International Equity
Age:  40                                                                   May 2001 -- March 2002       Investment Strategy of
                                                                           (for certain Pilgrim Funds)  ING Investments, LLC and
                                                                                                        ING Advisors, Inc.
                                                                                                        (since October 2001).
                                                                                                        Formerly, Senior Vice
                                                                                                        President and Director
                                                                                                        of International Equity
                                                                                                        Strategy, Lexington
                                                                                                        Management Corporation
                                                                                                        (which was acquired by
                                                                                                        ING Investments, LLC's
                                                                                                        parent company in July
                                                                                                        2000) (1986 -- July
                                                                                                        2000).

PHILIP A. SCHWARTZ               Senior Vice President and Senior          March 2002 -- Present        Senior Vice President
7337 E. Doubletree Ranch Rd.     Portfolio Manager                         (for certain ING Funds)      and Director of
Scottsdale, Arizona 85258        (VP Worldwide Growth Portfolio)                                        International Equity
Age:  40                                                                   May 2001 -- March 2002       Investment Strategy for
                                                                           (for certain Pilgrim Funds)  ING Investments, LLC and
                                                                                                        ING Advisors, Inc.
                                                                                                        (since October 2001).
                                                                                                        Formerly, Senior Vice
                                                                                                        President and Director
                                                                                                        of International Equity
                                                                                                        Strategy, Lexington
                                                                                                        Management Corporation
                                                                                                        (which was acquired by
                                                                                                        ING Investments, LLC's
                                                                                                        parent company in July
                                                                                                        2000); prior to 1993,
                                                                                                        Vice President of
                                                                                                        European Research Sales,
                                                                                                        Cheuvreux de Virieu in
                                                                                                        Paris and New York
                                                                                                        (before 1993).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 -- name changed from ING Pilgrim
Investments, LLC)
--------------------------------------------------------------------------------
ING Mutual Funds Management Co., LLC (April 2001 -- merged into ING Pilgrim
  Investments, LLC)
ING Pilgrim Investments, Inc. (February 2001 -- merged into ING Pilgrim
  Investments, LLC)
ING Pilgrim Investments, LLC (February 2001 -- formed)
ING Pilgrim Investments, Inc. (September 2000 -- name changed from Pilgrim
  Investments, Inc.)
Pilgrim Advisors, Inc.** (April 2000 -- merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 -- name changed from Pilgrim America
  Investments, Inc.)
Pilgrim America Investments, Inc. (April 1995 -- name changed from Newco
  Advisory Corporation)
Newco Advisory Corporation (December 1994 -- incorporated)


ING Funds Services, LLC (March 2002 -- name changed from ING
Pilgrim Group, LLC)
--------------------------------------------------------------------------------
ING Pilgrim Group, Inc. (February 2001 -- merged into Pilgrim Group LLC)
ING Pilgrim Group, LLC (February 2001 -- formed)
ING Pilgrim Group, Inc. (September 2000 -- name changed from Pilgrim Group,
  Inc.)
Lexington Global Asset Managers, Inc. (July 2000 -- merged into Pilgrim Group,
  Inc.)
Northstar Administrators, Inc. (November 1999 -- merged into Pilgrim Group,
  Inc.)
Pilgrim Group, Inc. (October 1998 -- name changed from Pilgrim American Group,
  Inc.)
Pilgrim America Group, Inc. (April 1995 -- name changed from Newco Holdings
  Management Corporation)
Newco Holdings Management Corporation (December 1994 -- incorporated)

**Pilgrim Advisors, Inc. (November 1999 -- name changed from Northstar Investment Management Corporation)

ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim
  Securities, Inc.)
--------------------------------------------------------------------------------
ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
  Securities, Inc.)
Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
  Inc.)
Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
  Securities, Inc.)
Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
  Distributors Corporation)
Newco Distributors Corporation (December 1994 -incorporated)


ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
--------------------------------------------------------------------------------
ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
  Management Corporation)
ING Lexington Management Corporation (October 2000 name changed from Lexington
  Management Corporation)
Lexington Management Corporation (December 1996 - incorporated)


ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)
--------------------------------------------------------------------------------
ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital
  Corporation, LLC)
ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
  Capital Corporation)
Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings
  Corporation)
Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
  Holdings, Inc.)
Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
  Corporation)
Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
  Capital Corporation)
Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
  Corporation)
Pilgrim America Capital Corporation (April 1997 - incorporated)


ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
  Quantitative Management, Inc.)
--------------------------------------------------------------------------------
ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market
  Systems Research Advisors)
Market Systems Research Advisors, Inc. (November 1986 - incorporated)

STANDING COMMITTEES OF THE TRUST

        The Board governs the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

        Committees

        An Executive Committee of the Board was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held 3 meetings during the year ended December 31, 2001.

        The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2001.

        The Board has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Vincent, Rieke, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2001.

        The Board has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 5 meetings during the year ended December 31, 2001.

        The Board has established an Investment Review Committee that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for Worldwide Growth Portfolio currently consists of Ms. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Committee for High Yield Portfolio currently consists of Messrs. Doherty, McInerney, Putnam and Earley. Mr. Doherty serves as Chairman of this Committee. The Committee for Global Technology Portfolio currently consists of Messrs. Vincent, May, Rieke, and Hilliard. Mr. Vincent serves as Chairman of this Committee. The Investment Review Committee was established on December 17, 2001; therefore, the Investment Review Committees did not hold any meetings during 2001.

COMPENSATION OF TRUSTEES

        Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as Trustees/Directors.

        The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Investments for the year ended December 31, 2001. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                              COMPENSATION TABLE


                                                           PENSION OR RETIREMENT   ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                              AGGREGATE TO COMPENSATION     BENEFITS ACCRUED AS     BENEFITS UPON   REGISTRANT AND FUND COMPLEX
  NAME OF PERSON, POSITION          FROM THE TRUST         PART OF FUND EXPENSES      RETIREMENT          PAID TO TRUSTEES
  ------------------------    -------------------------    ---------------------   ---------------- ---------------------------
Mary A. Baldwin(1)                        $26                       N/A                  N/A                   $43,688
advisory board member

Al Burton (2)                             $0                        N/A                  N/A                   $5,500
Trustee

S.M.S. Chadha (1)                         $6                        N/A                  N/A                   $11,250
advisory board member

Paul S. Doherty                           $36                       N/A                  N/A                   $56,188
Trustee

Robert B. Goode, Jr. (2)                  $0                        N/A                  N/A                   $5,500
Trustee

Alan S. Gosule(7)                         $36                       N/A                  N/A                   $56,188
Trustee

Joseph N. Hankin (3)                      $0                        N/A                  N/A                   $4,167
Trustee

Walter H. May                             $45                       N/A                  N/A                   $65,188
Trustee

Andrew M. McCosh (1)                      $6                        N/A                  N/A                   $11,250
advisory board member

Thomas J. McInerney (4)(6)                N/A                       N/A                  N/A                     N/A
Trustee

                                                           PENSION OR RETIREMENT   ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                              AGGREGATE TO COMPENSATION     BENEFITS ACCRUED AS     BENEFITS UPON   REGISTRANT AND FUND COMPLEX
  NAME OF PERSON, POSITION          FROM THE TRUST         PART OF FUND EXPENSES      RETIREMENT          PAID TO TRUSTEES
  ------------------------    -------------------------    ---------------------   ---------------- ---------------------------
Jock Patton                               $43                       N/A                  N/A                   $64,188
Trustee

David W.C. Putnam                         $36                       N/A                  N/A                   $50,688
Trustee

Jack D. Rehm(3)                           $0                        N/A                  N/A                   $4,167
Trustee

Blaine E. Rieke (5)                       $36                       N/A                  N/A                   $54,855
Trustee

John R. Smith (2)                         $0                        N/A                  N/A                   $5,500
Trustee

Robert W. Stallings (2)(6)                N/A                       N/A                  N/A                     N/A
Trustee

John G. Turner(6)                         N/A                       N/A                  N/A                     N/A
Trustee

Richard A. Wedemeyer(5)                   $31                       N/A                  N/A                   $47,855
Trustee

David W. Wallace (2)                      $0                        N/A                  N/A                   $5,500
Trustee



1)  Resigned as Advisory Board Member on December 31, 2001

2)  Resigned as a Trustee effective February 26, 2001.

3)  Resigned as a Trustee effective March 23, 2001.

4)  Elected as a Trustee of the ING Funds on February 26, 2001.

5) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

6) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.

7)  Resigned as a Trustee effective December 28, 2001.

TRUSTEE OWNERSHIP OF SECURITIES

        Set forth below is the dollar range of equity securities owned by each Trustee.



                                                                      AGGREGATE DOLLAR RANGE OF
                                          DOLLAR RANGE OF EQUITY       EQUITY SECURITIES IN ALL
                                             SECURITIES IN THE     REGISTERED INVESTMENT COMPANIES
                                                   TRUST            OVERSEEN BY TRUSTEE IN FAMILY
            NAME OF TRUSTEE               AS OF DECEMBER 31, 2001      OF INVESTMENT COMPANIES
            ---------------               -----------------------  -------------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                                    None                   $10,001 - $50,000

J. Michael Earley                                  None                          None

R. Barbara Gitenstein                              None                          None

Walter H. May                                      None                     Over $100,000

Jock Patton                                        None                   $50,001 - $100,000

David W. C. Putnam                                 None                          None

Blaine E. Rieke                                    None                   $50,001 - $100,000

Roger B. Vincent                                   None                          None

Richard A. Wedemeyer                               None                   $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED PERSONS"

R. Glenn Hilliard                                  None                     Over $100,000

Thomas J. McInerney                                None                      $1 - $10,000

John G. Turner                                     None                     Over $100,000



INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

        Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).



                            NAME OF OWNERS AND
                              RELATIONSHIP TO                     TITLE OF   VALUE OF    PERCENTAGE
     NAME OF TRUSTEE              TRUSTEE           COMPANY        CLASS     SECURITIES   OF CLASS
     ---------------        ------------------      -------       --------   --------    ----------
Paul S. Doherty                     N/A               N/A           N/A          $0          N/A

J. Michael Earley                   N/A               N/A           N/A          $0          N/A

R. Barbara Gitenstein               N/A               N/A           N/A          $0          N/A

Walter H. May                       N/A               N/A           N/A          $0          N/A

Jock Patton                         N/A               N/A           N/A          $0          N/A

David W. C. Putnam                  N/A               N/A           N/A          $0          N/A

Blaine E. Rieke                     N/A               N/A           N/A          $0          N/A

Roger B. Vincent                    N/A               N/A           N/A          $0          N/A

Richard A. Wedemeyer                N/A               N/A           N/A          $0          N/A

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

        Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2002, Golden American Life Insurance Co. owned 87.20% of the Worldwide Growth Portfolio and, therefore, is a control person of the Trust.

        As of March 31, 2002, the Trustees and officers as a group owned less than 1% of any class of each Portfolio's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolios, except as follows:



                                                           CLASS AND TYPE  PERCENTAGE   PERCENTAGE
      PORTFOLIO                    ADDRESS                  OF OWNERSHIP    OF CLASS   OF PORTFOLIO
      ---------                    -------                 --------------  ----------  ------------
Worldwide Growth      Golden American Life Insurance Co.     Shareholder    87.20% *     87.20%
Portfolio             1475 Dunwoody Drive
                      West Chester, PA 19380-1478

Worldwide Growth      Lion Connecticut Holdings Inc.         Shareholder     11.62%      11.62%
Portfolio             151 Farmington Ave
                      Hartford, CT 06156-0001



* The above entity is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

INVESTMENT MANAGER

        ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees has the overall responsibility for the management of the Portfolios. ING Investments is a direct, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

        On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager changed to ING Investments, LLC. Prior to April 30, 2001, ING Mutual Funds Management LLC ("IMFC") served as investment adviser to the Portfolios. On April 30, 2001, IMFC, and indirect wholly-owned subsidiary of ING Group that had been under common control with ING, merged with ING. As of March 31, 2001, ING Investments had assets under management of over $36.2 billion.

        ING Investments serves pursuant to a Investment Management Agreement between ING Investments and the Trust ("Investment Management Agreement"). The Investment Management Agreements require the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Trust. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Trust and to furnish advice and recommendations with respect to investment of the Trust's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

        After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

        The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

        In connection with their deliberations relating to the Trust's current Investment Management Agreement, the Board considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Trust; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expense ratio of each Portfolio. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

        In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

SUB-ADVISERS

        ING Investment Advisors B.V. ("IIMA") served as sub-adviser to the Worldwide Growth Portfolio until May 5, 2001. On May 5, 2001, ING Investments began managing the Portfolio directly under its existing Management Agreement.

          TOTAL ADVISORY FEES PAID BY THE PORTFOLIOS FOR THE CALENDAR
                             YEAR ENDED DECEMBER 31



                                              2001           2000 (1)
                                         ADVISORY FEES    ADVISORY FEES
                                         -------------    -------------
Worldwide Growth Portfolio (1) .......      $158,957        $ 48,114
Global Technology Portfolio ..........           N/A             N/A
High Yield Portfolio .................           N/A             N/A


(1) For the period of April 28, 2000 through December 31, 2000.

      TOTAL SUB-ADVISORY FEES PAID FOR THE CALENDAR YEAR ENDED DECEMBER 31


                                               2001                  2000
                                        SUB-ADVISORY FEES      SUB-ADVISORY FEES
                                        -----------------      -----------------
Worldwide Growth Portfolio............       $9,608(1)             $24,072(2)



(1) For the period of January 1,2001 through May 5, 2001.

(2) For the period of April 28, 2000 through December 31, 2000.


EXPENSE LIMITATION AGREEMENT


        The Investment Manager has entered into expense limitation agreements with the Global Brand Name Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolios (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager do not exceed 1.23% of the Portfolio's average net asset value.

        Worldwide Growth Portfolio will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

        The expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, the agreement will automatically renew for one-year terms unless the

Investment Manager provides written notice of the termination of the agreement to the Portfolio within ninety (90) days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Portfolio, without payment of any penalty, upon written notice to the Investment Manager at its principal place of business within ninety (90) day's of the end of the then; current term for the Portfolio.


The fee reductions are as follows:


                                      DECEMBER 31             DECEMBER 31
             PORTFOLIO                    2001                  2000 (1)
             ----------               -----------             -----------
Worldwide Growth Portfolio              $275,744                $84,381



(1) For the period of April 28, 2000 through December 31, 2000.

DISTRIBUTION OF PORTFOLIO SHARES

        ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as distributor and principal underwriter of the Portfolios. As distributor, ING Funds Distributor is obligated to sell shares of each Portfolio on a best efforts basis only against purchase orders for the shares. Shares of each Portfolio are offered on a continuous basis. ING Funds Distributor is affiliated with the Investment Manager by reason of common ownership.


TRANSFER AGENT


        The Transfer agent, dividend disbursing agent and registrar for the Portfolio's shares is DST Systems, Inc. ("DST"), whose principal business address is 330 West 9th Street, Kansas City, Missouri 64105.

DISTRIBUTION PLAN

        Pursuant to a Plan of Distribution adopted by each Portfolio under Rule 12b-1 under the 1940 Act, each Portfolio pays the Distributor an annual fee of 0.25% of average net assets attributable to that Portfolio's shares.

        The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Portfolio. For example, such distribution fee may be used by the Distributor to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Portfolio shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and to pay other advertising and promotional expenses in connection with the distribution of Portfolio shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Portfolios, the Board may allow the Portfolios to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.

        Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Portfolios' shares, are in writing and have been approved by the Board. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

        The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Portfolio or the applicable class of a Portfolio. In the event the Plan of Distribution is terminated in accordance with its terms, the affected Portfolio (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board may allow the Portfolios to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Portfolio (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

        In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders. The Board of Trustees believes that expenditure of the Portfolios' assets for distribution expenses under the Plan of Distribution should assist in the growth of the Portfolios which will benefit the Portfolios and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Portfolios' assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Portfolios pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Portfolio will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Portfolio. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

        The proceeding table shows the expenses incurred by the following Portfolios for distribution-related activities under the Rule 12b-1 Plans for the fiscal year ended December 31, 2001.



                 PORTFOLIO                              AGGREGATE AMOUNT PAID
                 ---------                              ---------------------
       Worldwide Growth Portfolio                              $39,646
       Global Technology Portfolio                               N/A
       High Yield Portfolio                                      N/A



        Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Portfolio's shares for the fiscal year ended December 31, 2001 were as follows:

DISTRIBUTION / EXPENSES

Worldwide Growth Portfolio
Advertising.....................   $    447
Printing........................   $  8,499
Salaries & Commissions..........   $ 49,971
Broker Servicing................   $ 22,341
Miscellaneous...................   $ 22,687
                                   --------
TOTAL...........................   $103,945

Global Technology Portfolio
Advertising.....................     N/A
Printing........................     N/A
Salaries & Commissions..........     N/A
Broker Servicing................     N/A
Miscellaneous...................     N/A
TOTAL...........................     N/A

High Yield Portfolio
Advertising.....................     N/A
Printing........................     N/A
Salaries & Commissions..........     N/A
Broker Servicing................     N/A
Miscellaneous...................     N/A
TOTAL...........................     N/A


                        DETERMINATION OF NET ASSET VALUE


        The net asset value of each Portfolio's shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

        The net asset value per share of each Portfolio is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Portfolios. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

        Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Each equity security held by the Portfolio is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term obligations having 60 days or less to maturity on the date of acquisition are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Portfolio's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


        The Prospectus contains a general description of how investors may buy shares of the Portfolios and states whether the Portfolios offer more than one class of shares. This SAI contains additional information which may be of interest to investors.

        The obligation of each Portfolio to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Portfolios will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of such period. When redemption requests exceed such amount, however, the Portfolios reserve the right to make part or all of the payment in the form of readily marketable securities or other assets of the Portfolio. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of a Portfolio to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Portfolio is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.

        Redemption of shares, or payment, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year's Day, Martin Luther

King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


        The Trust offers the shares of the Portfolios, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to Portfolio variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Portfolio in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions at net asset value without sales or redemption charges.

        The Trust may offer the shares of its Portfolios to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Portfolio would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

        The Board monitors for possible conflicts among separate accounts (and will do so for Plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or Plan) withdrawing because of a conflict.

        Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio's net asset value per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio's net asset value per share next computed on the day on which the Portfolio receives the orders.


        Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.


        The Worldwide Growth Portfolio paid aggregate brokerage commissions of $3,714 for the period of April 28, 2000 to December 31, 2000; and $127,807 for the fiscal year ended December 31, 2001.


                             PORTFOLIO TRANSACTIONS


        Investment decisions for the Portfolios and for the other investment advisory clients of the Investment Manager are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the

Investment Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

        The Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Investment Manager is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolios to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Investment Manager generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

        Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Portfolio. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Portfolios or the Distributor are prohibited from dealing with the Portfolios as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.

        The Investment Manager may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Investment Manager. By allocating transactions in this manner, the Investment Manager is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Investment Manager in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The management fee paid by the Portfolios is not reduced because the Investment Manager and its affiliates receive such services.

        As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Investment Manager may cause the Portfolios to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Investment Manager an amount of disclosed commission for effecting a securities transaction for the Portfolios in excess of the commission which another broker-dealer would have charged for effecting that transaction.

        The Investment Manager may allocate purchase and sales order for portfolio securities to broker-dealers that are affiliated with the Investment Manager or the Distributor in agency transactions if the Investment Manager believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

        Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Investment Manager may consider sales of shares of the Portfolios as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolios.

PORTFOLIO TURNOVER


        Changes may be made in the portfolio consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.


        For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                           DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


        The Portfolios declare and distribute dividends representing substantially all net investment income as follows:



                                       DIVIDEND DECLARED         DIVIDENDS PAID
                                       -----------------         --------------
Worldwide Growth Portfolio             annually                  annually
Global Technology Portfolio            annually                  annually
High Yield Portfolio                   daily                     monthly



        All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Portfolio issuing the distribution at the net asset value determined on the reinvestment date.


TAX MATTERS


        Each Portfolio intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Portfolio must, among other things, meet the following requirements: A. Each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; B. Each Portfolio must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

        The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. Each Portfolio intends to make sufficient distributions to avoid imposition of the excise tax. Some Portfolios meet an exception which results in their not being subject to excise tax.

        As a RIC, each Portfolio will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year.

        Each Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Portfolio as assets of the corresponding division of the insurance company separate accounts, each Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Portfolio's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Portfolio or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

        The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

        In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

        The holding of the foreign currencies and investments by a Portfolio in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Portfolio.

        Each Portfolio investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of securities of foreign corporations, the Portfolio may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Portfolio shares should consider the impact of this election.

        Holders of Contracts under which assets are invested in the Portfolios should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.


                                OTHER INFORMATION

CAPITALIZATION


        The Trust is a Delaware business trust established under a Trust Instrument dated July 15, 1999, and currently consists of three separately managed portfolios. Each portfolio is comprised of one class of shares.

        The capitalization of the Portfolios consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

        In the event of a liquidation or dissolution of the Portfolios or an individual Portfolio, shareholders of a particular Portfolio would be entitled to receive the assets available for distribution belonging to such Portfolio, and a proportionate distribution, based upon the relative net asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate in the net distributable assets of the particular Portfolio involved in liquidation, based on the number of shares of the Portfolio that are held by each shareholder.


CODE OF ETHICS


        The Trust, the Investment Manager and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolios or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or her designee and to report all transactions on a regular basis.


VOTING RIGHTS


        Under the Trust Instrument, the Portfolios are not required to hold annual meetings of each Portfolio's shareholders to elect Trustees or for other purposes. It is not anticipated that the Portfolios will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Portfolios. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Portfolios may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Portfolios. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

        The Portfolios' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

        Shareholders of all of the Portfolios, as well as those of any other investment portfolio now or hereafter offered by the Portfolio, will vote together in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Portfolios voting together in the aggregate without regard to a particular Portfolio.


CUSTODIAN/RECORDKEEPING


        State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Avenue, Kansas City, MO 64105, acts as custodian of the High Yield Portfolio's assets. The Trustees of the Portfolio have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act. State Street also maintains certain financial and accounting books and records pursuant to a separate agreement with the Trust.

        Brown Brothers Harriman, 40 Water Street, Boston, MA, acts as custodian of the Worldwide Growth and Global Technology Portfolios' assets. The Trustees of the Portfolios have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.


YIELD AND PERFORMANCE INFORMATION


        The Portfolios may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

        Quotations of yield for the Portfolios will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                            a-b      6
               YIELD = 2[(------ + 1)  -1]
                            cd


where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


        Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula:

        p(1+T)n = ERV


        (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Portfolio expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

        Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Portfolios during the particular time period shown. Yield and total return for the Portfolios will vary based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

        In connection with communicating its yields or total return to current or prospective shareholders, the Portfolios also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


OTHER PERFORMANCE COMPARISONS


        The Portfolios may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Portfolios, including reprints of, or selections from editorials or articles about the Portfolios or the Portfolios' portfolio managers.

        The Portfolios may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Investment Manager and may contain information regarding the background, expertise, etc. of the Investment Manager or the Portfolios' portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

        In addition, the Portfolios may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Portfolio, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. Material may also contain

Portfolio holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

        The average annual total returns, including sales charges, for shares of the Worldwide Growth Portfolio for the period from commencement of operations to December 31, 2001, is as follows:



                                     1 Year      5 Year    10 Year     Since Inception   Inception Date
                                     ------      ------    -------     ---------------   --------------
Worldwide Growth Portfolio(1) (2)    -18.50        N/A       N/A           -17.75           4/28/00



(1)  Prior to May 5, 2001, the Portfolio was advised by a sub-adviser.

(2) Prior to May 5, 2001, the portfolio manager employed different stock selection criteria.


LEGAL COUNSEL

        Dechert serves as counsel to the Trust. Dechert's address is 1775 Eye St., NW, Washington, DC 20006-2401.

INDEPENDENT AUDITORS


        Prior to December 31, 2000, a different firm served as auditor to the Trust. KPMG LLP serves as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110.


REGISTRATION STATEMENT


        This SAI and the Prospectus do not contain all the information included in the Portfolios' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


        Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


        The Financial Statements and the independent auditors' reports thereon, appearing in the Worldwide Growth Portfolio's Annual Report for the period ending December 31, 2001, and the Financial Statements (unaudited) appearing in the Worldwide Growth Portfolio's Semi-Annual Report for the period ended June 30, 2001, are incorporated by reference in this Statement. The Worldwide Growth Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

        Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

        Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

        Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

        S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

        MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

        Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

        AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

        A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

        BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

        D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

        SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

        An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

        A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

        A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)       (1)     Trust Instrument - Filed as an Exhibit to Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Certificate of Amendment - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) Form of Certificate of Amendment and Redesignation of Series - Filed herein

                (4)     Form of Certificate of Amendment of Declaration of Trust
                        - Filed herein.

      (b) By-Laws of Registrant - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

      (c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

      (d)       (1)     Form of Investment Management Agreement between
                        Registrant and ING Mutual Funds Management Co. LLC -
                        Filed as an Exhibit to Pre-Effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-1A on
                        April 11, 2000 and incorporated herein by reference.

                (2) Form of Sub-Advisory Agreement between ING Mutual Funds Management Co. LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (3) Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC - Filed herein.

      (e)       (1)     Form of Distribution Agreement between Registrant and
                        ING Funds Distributor, Inc. - Filed as an Exhibit to
                        Pre-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Form of Distribution Agreement between Registrant and ING Pilgrim Securities Inc - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

      (f)               None.

      (g)       (1)     Form of Custody Agreement between State Street Bank
                        and Trust Company and Registrant - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Form of Custody Agreement between Brown Brothers Harriman & Co. and Registrant. - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

      (h)       (1)     Form of Fund Services Agreement between Registrant and
                        ING Fund Services Co. LLC. - Filed as an Exhibit to
                        Pre-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Form of Services Agreement between ING Fund Services Co. LLC and PFPC Inc. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form

Item 23. Exhibits

                        N-1A on April 11, 2000 and incorporated herein by reference.

                (3) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

                (4) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

                (5) Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

                (6) Form of Accounting Agency Agreement between Registrant and Brown, Brothers Harriman & Co. - Filed herein.

                (7)     Form of Expense Limitation Agreement - Filed herein.

      (i)       (1)     Opinion and Consent of Paul, Weiss, Rifkind, Wharton &
                        Garrison regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment
                        No. 1 to Registrant's Registration Statement on Form
                        N-1A on April 11, 2000 and incorporated herein by reference.

      (j)       (1)     Consent of Dechert, counsel to the Trust - Filed herein.

                (2) Consent of KPMG LLP, independent accountants - Filed herein.

      (k)               None.

      (l) Form of Purchase Agreement. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

      (m) Form of Rule l2b-l Distribution Plan and Agreement - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

      (n)               None.

      (p)       (1)     ING Mutual Funds Management Co. LLC Code of Ethics -
                        Filed as an Exhibit to Pre-Effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-1A on
                        April 11, 2000 and incorporated herein by reference.

                (2) Pilgrim Group Funds' Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) ING Investment Management Advisors B.V. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

                  None.

ITEM 25. INDEMNIFICATION.

         Reference is made to Article IX of Registrants By-Laws and paragraphs
         1.11 of the Distribution Agreement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

         Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, Inc., and
         Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, is the principal underwriter for the Registrant and for ING Lexington Money Market Trust, ING Advisory Funds, Inc., ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Financial Services Fund, Inc., ING Funds Trust, ING GNMA Income Fund, Inc., ING Growth and Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Senior Income Fund, ING SmallCap Opportunities Fund, ING Variable Insurance Trust, ING Variable Products Trust, and USLICO Series Fund.

(b) Not applicable.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

         a. ING Variable Insurance Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

         b. ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manager relating to its UIT business)

         c. ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 (records of principal underwriter)

         d. ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-adviser for ING VP Worldwide Growth Portfolio and ING VP Global Technology Portfolio)

         e. ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as former investment sub-adviser for ING VP High Yield Bond Portfolio)

         f. State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian for ING VP High Yield Bond Portfolio)

         j. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (records related to its functions as custodian/recordkeeping agent to ING VP Worldwide Growth Portfolio and ING VP Global Technology Portfolio)

         k. DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)


ITEM 29. MANAGEMENT SERVICES

                  Not applicable.

ITEM 30. UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 18th day of April, 2002.

                                    PILGRIM VARIABLE INSURANCE TRUST
                                    (To be Renamed ING Variable Insurance Trust)


                                    By:       /s/ Kimberly A. Anderson
                                              ----------------------------
                                              Kimberly A. Anderson
                                              Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                   SIGNATURE                               TITLE                                       DATE
                   ---------                               -----                                       ----

               ---------------------------                 Trustee and Chairman                  April 18, 2002
                John G. Turner*

                                                           President and Chief Executive         April 18, 2002
               ---------------------------                 Officer
               James M. Hennessy*

               ---------------------------                 Executive Vice President and          April 18, 2002
               Michael J. Roland*                          Principal Financial Officer

               ---------------------------                 Trustee                               April 18, 2002
               Paul S. Doherty*

               ---------------------------                 Trustee                               April 18, 2002
               J. Michael Earley*


               ---------------------------                 Trustee                               April 18, 2002
               R. Barbara Gitenstein*

               ---------------------------                 Trustee                               April 18, 2002
               R. Glenn Hilliard*

               ---------------------------                 Trustee                               April 18, 2002
               Walter H. May, Jr.*

               ---------------------------                 Trustee                               April 18, 2002
               Thomas J. McInerney*

               ---------------------------                 Trustee                               April 18, 2002
               Jock Patton*

               ---------------------------                 Trustee                               April 18, 2002
               David W.C. Putnam*

               ---------------------------                 Trustee                               April 18, 2002
               Blaine E. Rieke*

               ---------------------------                 Trustee                               April 18, 2002
               Roger B. Vincent*

               ---------------------------                 Trustee                               April 18, 2002
               Richard A. Wedemeyer*


*By:     /s/ Kimberly A. Anderson
            Vice President and Secretary
            Kimberly A. Anderson
         Attorney-in-Fact**

** Powers of Attorney for Trustees, James Hennessy and Michael Roland are attached hereto.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Variable Insurance Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof. Dated: February 21, 2002

 /s/ Paul S. Doherty                          /s/ J. Michael Earley                       /s/ R. Barbara Gitenstein
 -------------------                          -----------------------                     -------------------------
 Paul S. Doherty                              J. Michael Earley                           R. Barbara Gitenstein

 /s/ R. Glenn Hilliard                        /s/ Walter H. May                           /s/ Thomas J. McInerney
 -------------------                          -----------------------                     -------------------------
 R. Glenn Hilliard                            Walter H. May                               Thomas J. McInerney

 /s/ Jock Patton                              /s/ David W. C. Putnam                      /s/ Blaine E. Rieke
 -------------------                          -----------------------                     -------------------------
 Jock Patton                                  David W. C. Putnam                          Blaine E. Rieke

 /s/ John G. Turner                           /s/ Roger B. Vincent                        /s/ Richard A. Wedemeyer
 -------------------                          -----------------------                     -------------------------
 John G. Turner                               Roger B. Vincent                            Richard A. Wedemeyer

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Variable Insurance Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.
Dated:  February 21, 2002


                                                    /s/ Michael J. Roland
                                                    ---------------------
                                                    Michael J. Roland

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable Pilgrim Variable Insurance Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.
Dated:  February 21, 2002


                                                    /s/ James M. Hennessy
                                                    ---------------------
                                                    James M. Hennessy

                                  EXHIBIT INDEX

EXHIBIT NUMBER         NAME OF EXHIBIT

(a)(3)                 Form of Certificate of Amendment and Redesignation of
                       Series

(a)(4)                 Form of Certificate of Amendment of Declaration of Trust

(d)(3) Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC

(h)(6) Form of Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co.

(h)(7)                 Form of Expense Limitation Agreement

(j)(1)                 Consent of Dechert

(j)(2)                 Consent of KPMG LLP